Segment information (Tables)	6 Months Ended
Jun. 30, 2022
Segment information
Schedule of results of segments	The following tables include the results for the segments for the three and six months ended June 30, 2022 and 2021.

	Three months ended June 30, 2022
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$36,941	11,077	—	48,018	(11,077)	(1)	$36,941
Total revenues	36,941	11,077	—	48,018			36,941
Operating expenses	(9,243)	(2,948)	(4,797)	(16,988)	2,948	(1)	(14,040)
Equity in earnings (losses) of joint ventures	—	—	—	—	4,520	(1)	4,520
Segment EBITDA	27,698	8,129	(4,797)	31,030
Depreciation and amortization	(5,134)	(2,489)	—	(7,623)	2,489	(1)	(5,134)
Operating income (loss)	22,564	5,640	(4,797)	23,407			22,287
Gain (loss) on derivative instruments	—	837	—	837	(837)	(1)	—
Other financial income (expense), net	(1,976)	(1,957)	(3,837)	(7,770)	1,957	(1)	(5,813)
Income (loss) before tax	20,588	4,520	(8,634)	16,474			16,474
Income tax expense	(3,416)	—	—	(3,416)	—		(3,416)
Net income (loss)	$17,172	4,520	(8,634)	13,058	—		$13,058
Preferred unitholders’ interest in net income	—	—	—	—	3,877	(2)	3,877
Limited partners’ interest in net income (loss)	$17,172	4,520	(8,634)	13,058	(3,877)	(2)	$9,181
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	Three months ended June 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$34,696	10,285	—	44,981	(10,285)	(1)	$34,696
Total revenues	34,696	10,285	—	44,981			34,696
Operating expenses	(7,272)	(1,804)	(1,621)	(10,697)	1,804	(1)	(8,893)
Equity in earnings (losses) of joint ventures	—	—	—	—	3,267	(1)	3,267
Segment EBITDA	27,424	8,481	(1,621)	34,284
Depreciation and amortization	(5,012)	(2,489)	—	(7,501)	2,489	(1)	(5,012)
Operating income (loss)	22,412	5,992	(1,621)	26,783			24,058
Gain (loss) on derivative instruments	—	34	—	34	(34)	(1)	—
Other financial income (expense), net	(6,090)	(2,759)	(4,105)	(12,954)	2,759	(1)	(10,195)
Income (loss) before tax	16,322	3,267	(5,726)	13,863			13,863
Income tax expense	(11,225)	—	—	(11,225)	—		(11,225)
Net income (loss)	$5,097	3,267	(5,726)	2,638	—		$2,638
Preferred unitholders’ interest in net income	—	—	—	—	3,877	(2)	3,877
Limited partners’ interest in net income (loss)	$5,097	3,267	(5,726)	2,638	(3,877)	(2)	$(1,239)
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	Six months ended June 30, 2022
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$72,251	21,711	—	93,962	(21,711)	(1)	$72,251
Total revenues	72,251	21,711	—	93,962			72,251
Operating expenses	(16,426)	(5,190)	(7,961)	(29,577)	5,190	(1)	$(24,387)
Equity in earnings (losses) of joint ventures	—	—	—	—	13,154	(1)	13,154
Segment EBITDA	55,825	16,521	(7,961)	64,385
Depreciation and amortization	(10,245)	(4,979)	—	(15,224)	4,979	(1)	(10,245)
Operating income (loss)	45,580	11,542	(7,961)	49,161			50,773
Gain (loss) on derivative instruments	—	5,717	—	5,717	(5,717)	(1)	—
Other financial income (expense), net	(3,700)	(4,105)	(7,620)	(15,425)	4,105	(1)	(11,320)
Income (loss) before tax	41,880	13,154	(15,581)	39,453			39,453
Income tax expense	(6,234)	—	—	(6,234)	—		(6,234)
Net income (loss)	$35,646	13,154	(15,581)	33,219	—		$33,219
Preferred unitholders’ interest in net income	—	—	—	—	7,754	(2)	7,754
Limited partners’ interest in net income (loss)	$35,646	13,154	(15,581)	33,219	(7,754)	(2)	$25,465
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Allocates the preferred unitholders’ interest in net income to the preferred unitholders.

	Six months ended June 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Time charter revenues	$69,472	20,744	—	90,216	(20,744)	(1)	$69,472
Total revenues	69,472	20,744	—	90,216			69,472
Operating expenses	(14,257)	(3,675)	(3,543)	(21,475)	3,675	(1)	(17,800)
Equity in earnings (losses) of joint ventures	—	—	—	—	14,341	(1)	14,341
Segment EBITDA	55,215	17,069	(3,543)	68,741
Depreciation and amortization	(10,223)	(4,980)	—	(15,203)	4,980	(1)	(10,223)
Operating income (loss)	44,992	12,089	(3,543)	53,538			55,790
Gain (loss) on derivative instruments	—	7,707	—	7,707	(7,707)	(1)	—
Other financial income (expense), net	(8,204)	(5,455)	(8,169)	(21,828)	5,455	(1)	(16,373)
Income (loss) before tax	36,788	14,341	(11,712)	39,417			39,417
Income tax expense	(12,939)	—	—	(12,939)	—		(12,939)
Net income (loss)	$23,849	14,341	(11,712)	26,478	—		$26,478
Preferred unitholders’ interest in net income	—	—	—	—	7,754	(2)	7,754
Limited partners’ interest in net income (loss)	$23,849	14,341	(11,712)	26,478	(7,754)	(2)	$18,724
(1)

Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership's share of the Joint venture FSRUs net income (loss) to Equity in earnings (losses) of joint ventures.

(2)	Allocates the preferred unitholders' interest in net income to the preferred unitholders.

	As of June 30, 2022
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$592,056	229,019	—	821,075	(229,019)	(1)	$592,056
Net investment in financing lease	266,635	—	—	266,635	—		266,635
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	10,202	10,202	—		10,202
Total assets	985,423	262,319	31,413	1,279,155	(262,319)	(1)	1,016,836
Accumulated earnings of joint ventures	—	—	50	50	54,134	(1)	54,184
Principal repayment financing lease	2,653	—	—	2,653	—		2,653
Amortization of above market contract	$1,366	—	—	1,366	—		$1,366
(1)

Eliminates the proportional share of the Joint venture FSRUs' Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership's share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings (losses) of joint ventures.

	As of December 31, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment			Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations		reporting
Vessels, net of accumulated depreciation	$602,289	232,308	—	834,597	(232,308)	(1)	$602,289
Net investment in financing lease	269,288	—	—	269,288	—		269,288
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	7,511	7,511	—		7,511
Total assets	975,286	266,336	28,722	1,270,344	(266,336)	(1)	1,004,008
Accumulated earnings of joint ventures	—	—	50	50	35,658	(1)	35,708
Expenditures for drydocking	3,062	6	—	3,068	(6)	(2)	3,062
Principal repayment financing lease	4,969	—	—	4,969	—		4,969
Amortization of above market contract	$2,755	—	—	2,755	—		$2,755
(1)

Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation, and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated earnings of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ drydocking to reflect the consolidated expenditures of the Partnership.